Document and Entity Information	0 Months Ended
Nov. 28, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 28, 2014
Registrant Name	ETFis Series Trust I
Central Index Key	0001559109
Amendment Flag	false
Document Creation Date	Nov. 28, 2014
Document Effective Date	Nov. 28, 2014
Prospectus Date	Nov. 28, 2014
BioShares Biotechnology Products Fund | BioShares Biotechnology Products Fund
Risk/Return:
Trading Symbol	BBP
BioShares Biotechnology Clinical Trials Fund | BioShares Biotechnology Clinical Trials Fund
Risk/Return:
Trading Symbol	BBC